SHARE-BASED COMPENSATION - Employee Equity Incentive Plan Narrative (Details) - shares		12 Months Ended
	Feb. 11, 2021	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
Trading days		20 days
Vesting period		4 years
Maximum term of awards granted under the plan		10 years
Option
SHARE-BASED COMPENSATION
Granted (in shares)			0
SARs
SHARE-BASED COMPENSATION
Number outstanding (in shares)		75,000	101,100
RSUs
SHARE-BASED COMPENSATION
Granted (in shares)		6,621,471
Number outstanding (in shares)		15,637,141	15,889,959
Number of share based awards outstanding (in shares)		10,217,045	10,517,968
PSUs.
SHARE-BASED COMPENSATION
Maximum percentage of awards can be earned on granted		250.00%
Business Unit Equity Awards
SHARE-BASED COMPENSATION
Maximum percentage of issued share capital authorized for issuance of share based awards		20.00%
Granted (in shares)		200,000
Number of share based awards outstanding (in shares)		2,000,000.0
2016 Plan
SHARE-BASED COMPENSATION
Maximum percentage of issued share capital authorized for issuance of share based awards		20.00%
Synthetic Options Equity Incentive Plans
SHARE-BASED COMPENSATION
Percentage of options vesting after one year		25.00%
Vesting period for specific portion of awards		1 year
Period after the first year during which award vests quarterly		3 years
Self-Driving Group 2021 Equity Incentive Plan
SHARE-BASED COMPENSATION
Vesting period	6 years
Granted (in shares)	2,132,749
Granted equity on diluted basis (as percentage)	6.30%
Self-Driving Group 2021 Equity Incentive Plan | Vesting begin as of February 11, 2021
SHARE-BASED COMPENSATION
Vesting period	1 year
Vesting percentage	17.00%
Self-Driving Group 2021 Equity Incentive Plan | Remaining vesting in last day of quarter every five years
SHARE-BASED COMPENSATION
Vesting period	5 years
Self-Driving Group 2021 Equity Incentive Plan | RSUs
SHARE-BASED COMPENSATION
Granted (in shares)		2,249,613
Number outstanding (in shares)		2,249,613
Number of share based awards outstanding (in shares)		1,062,729